Retirement plans liabilities (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Assets	R$ 396,528,353	R$ 347,456,760
Securities - Brazilian sovereign bonds (Note 7A)	365,169,005	321,697,974
Other assets	10,769,686	10,657,119
Liabilities	372,980,645	327,409,523
Equity	5,513,199	3,359,259	R$ 4,449,215
Other comprehensive income	343,906	(1,155,581)	549,824
P&L	5,169,293	4,514,840	R$ 3,899,391
Insurance and reinsurance contracts [Member]
Disclosure of defined benefit plans [line items]
Assets	328,216	154,229
Securities - Brazilian sovereign bonds (Note 7A)	321,448	152,058
Other assets	6,768	2,171
Liabilities	316,763	119,582
Insurance liabilities	316,763	119,582
Equity	11,453	34,647
Other comprehensive income	(8,188)	30,255
P&L	R$ 19,641	R$ 4,392